Concentration of Risk - Schedule of Revenue (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)		Jun. 30, 2026 MYR (RM)		Jun. 30, 2025 MYR (RM)		Jun. 30, 2026 MYR (RM)		Dec. 31, 2025 MYR (RM)
Schedule of Revenue [Line Items]
Revenues (in Ringgits and Dollars)	$ 20,358,867		RM 83,013,286		RM 55,465,994
Percentage of revenues	100.00%		100.00%		100.00%
Receivables (in Ringgits and Dollars)	$ 3,978,032						RM 16,220,423		RM 20,919,764
Customer A [Member]
Schedule of Revenue [Line Items]
Revenues (in Ringgits and Dollars)	$ 2,358,844		RM 9,618,188		RM 13,555,612
Percentage of revenues	11.59%		11.59%		24.44%
Customer B [Member]
Schedule of Revenue [Line Items]
Revenues (in Ringgits and Dollars)		[1]		[1]	RM 7,368,513
Percentage of revenues					13.28%
Customer C [Member]
Schedule of Revenue [Line Items]
Revenues (in Ringgits and Dollars)	$ 2,324,395		RM 9,477,721		RM 7,163,241
Percentage of revenues	11.42%		11.42%		12.91%
Customer D [Member]
Schedule of Revenue [Line Items]
Revenues (in Ringgits and Dollars)	$ 6,579,752		RM 26,828,939			[1]
Percentage of revenues	32.32%		32.32%			[1]
Customer E [Member]
Schedule of Revenue [Line Items]
Revenues (in Ringgits and Dollars)	$ 3,460,417		RM 14,109,849			[1]
Percentage of revenues	17.00%		17.00%			[1]
Others [Member]
Schedule of Revenue [Line Items]
Revenues (in Ringgits and Dollars)	$ 5,635,459		RM 22,978,589		RM 27,378,628
Percentage of revenues	27.68%		27.68%		49.36%
Receivables [Member]
Schedule of Revenue [Line Items]
Receivables (in Ringgits and Dollars)	$ 3,978,032						RM 16,220,423		RM 20,919,764
Percentage of receivables	100.00%						100.00%		100.00%
Receivables [Member] | Customer F [Member]
Schedule of Revenue [Line Items]
Receivables (in Ringgits and Dollars)		[2]						[2]	RM 8,027,391
Percentage of receivables		[2]						[2]	38.37%
Receivables [Member] | Customer G [Member]
Schedule of Revenue [Line Items]
Receivables (in Ringgits and Dollars)	$ 438,381						RM 1,787,500		RM 2,303,536
Percentage of receivables	11.02%						11.02%		11.01%
Receivables [Member] | Customer H [Member]
Schedule of Revenue [Line Items]
Receivables (in Ringgits and Dollars)	$ 545,655						RM 2,224,908
Percentage of receivables	13.72%						13.72%
Receivables [Member] | Others [Member]
Schedule of Revenue [Line Items]
Receivables (in Ringgits and Dollars)	$ 2,993,996						RM 12,208,015		RM 10,588,837
Percentage of receivables	75.26%						75.26%		50.62%

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue
[2]	Receivables was less than 10% of the Groups total accounts receivables for the respective year.